Intangible assets and goodwill, net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Movement of Intangible Assets and Cumulative Amortization
The movement of intangible assets and amortization for the years ended December 31, 2020, 2019 and 2018, is as follows:

	2020						2019	2018
Description	Software	In-transit-software	Present value of acquired in-force business (PVIF)	Other intangible assets	Goodwill (b)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	821,097	131,704	137,900	32,602	430,646	1,553,949	1,414,612	1,288,206
Additions and transfers	77,429	69,740	—	48,887	—	196,056	142,539	127,928
Disposals and write-offs	(281)	(1,499)	—	(3)	—	(1,783)	(3,202)	(1,522)

Balance as of December 31	898,245	199,945	137,900	81,486	430,646	1,748,222	1,553,949	1,414,612

Amortization
Balance as of January 1	(529,045)	—	(29,878)	(15,764)	—	(574,687)	(460,066)	(366,612)
Amortization of the year	(110,426)	—	(13,790)	(6,983)	—	(131,199)	(114,964)	(93,454)
Disposals and write-offs	249	—	—	—	—	249	343	—

Balance as of December 31	(639,222)	—	(43,668)	(22,747)	—	(705,637)	(574,687)	(460,066)

Net book value	259,023	199,945	94,232	58,739	430,646	1,042,585	979,262	954,546